Revenue information (Tables)	6 Months Ended
Jun. 30, 2026
Revenue from Contract with Customer [Abstract]
Schedule of disaggregation of revenue
Revenues are disaggregated as follow:
Major products/services lines:

	Six Months Ended June 30,
	2025	2026
Sales of goods revenues	251,942	310,150
Automotive computing platform	215,680	258,535
SoC Core Modules	36,252	47,909
Automotive merchandise and other products	10	3,706
Software license revenues	26,787	2,290
Service revenues	44,552	44,242
Automotive computing Platform – Design and development service	23,025	39,334
Connectivity service	19,020	3,408
Other services	2,507	1,500
Total revenues	323,281	356,682
Timing of revenue recognition:

	Six Months Ended June 30,
	2025	2026
Point in time	304,261	353,274
Over time	19,020	3,408
Total revenues	323,281	356,682

Schedule of contract liabilities
Contract liabilities consisted of the following:

	As of December 31,	As of June 30,
	2025	2026
Current liabilities - third parties	123	125
Current liabilities - related parties	7,325	3,830
Non-current liabilities - related parties	10	2
Contract liabilities, current and non-current	7,458	3,957